Prudential Jennison Mid-Cap Growth Fund, Inc.
655 Broad Street
17th Floor
Newark, New Jersey 07102
October 31, 2019
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:	497(j) Filing for Prudential Jennison Mid-Cap Growth Fund, Inc.
Registration numbers 333-11785 and 811-07811
Dear Sir or Madam,
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on October 29, 2019.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-802-6469.
Very truly yours,
/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary